Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

January 11, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Western Asset Institutional Cash Reserves (the “Fund”), a series of Legg Mason Partners Institutional Trust (the “Registrant”)

File Nos. 33-49552 and 811-6740

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in the Fund’s Prospectus relating to Investor Shares, dated December 28, 2012, as filed pursuant to Rule 497(c) on January 2, 2013.

Please call the undersigned at (617) 951-8381 with any comments or questions relating to the filing.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC